Related Party and Party-In-Interest Transactions (Details) - EBP 401(k) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments, at fair value	$ 9,932,086,739	$ 8,878,494,362
Net appreciation in fair value of investments	1,318,868,046
Administrative expenses	$ 3,057,587
Truist common stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investment, number of shares	10,890,048	11,707,254
Investments, at fair value	$ 535,911,991	$ 507,886,676
Investments, dividends	23,872,691
Net appreciation in fair value of investments	65,442,049
Brokeragelink
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments, at fair value	551,932,990	444,727,668
Mutual Fund and Common Collective Trust
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments, at fair value	3,460,892,590	2,997,281,254
Separately managed accounts
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investments, at fair value	$ 24,357,974	$ 0